Harbor Disciplined Bond ETF Average Annual Total Returns		12 Months Ended	20 Months Ended	52 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30% [1]	6.97%	(0.34%)
NONE or SAME
Prospectus [Line Items]
Average Annual Return, Percent		7.31%	7.16%
Performance Inception Date	May 01, 2024
NONE or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.96%	4.90%
NONE or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.29%	4.50%

[1]	This index represents a broad measure of market performance.